Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Jun. 30, 2022	Apr. 26, 2017	Jul. 11, 2016
Common stock, par value	$ 0.002	$ 0.002	$ 0.002	$ 0.002
Common stock, shares authorized			100,000,000	15,000,000
Common stock, shares issued			15,000,000
Common stock, shares outstanding	40,124,259	39,274,259	15,000,000
Common Class A [Member]
Common stock, shares authorized	90,931,000	90,931,000
Common stock, shares issued	31,055,259	30,205,259
Common stock, shares outstanding	31,055,259	30,205,259
Common Class B [Member]
Common stock, shares authorized	19,069,000	19,069,000
Common stock, shares issued	9,069,000	9,069,000
Common stock, shares outstanding	9,069,000	9,069,000